Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Shareholders' Equity [Abstract]
Summary of company's stock option activity
	Number of shares upon exercise	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	2,733,166	$7.01	$7.78	$16,054
Granted	663,983	17.13	9.26	167
Exercised	(834,350)	3.46	5.27
Forfeited	(202,152)	11.18	8.10

Outstanding at end of year	2,360,647	$10.76	$8.05	$13,588

Exercisable at end of year	887,913	$7.45	$7.04	$7,726

Summary of options outstanding and options exercisable
	Options outstanding at December 31, 2017			Options exercisable at December 31, 2017
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

0.36-0.92	41,734	0.73	0.97	41,734	0.73	0.97
1.14-1.60	21,299	1.60	6.01	21,299	1.6	6.01
2.07-2.17	473,688	2.14	6.48	319,266	2.15	6.46
9.38-9.49	145,000	9.47	8.68	46,875	9.47	8.42
9.97-10.10	616,783	10.04	8.15	238,193	10.03	7.95
11.49-11.90	66,000	11.86	8.80	17,625	11.84	8.76
12.97-15.29	479,811	14.19	8.17	202,921	13.91	7.73
15.80-21.15	516,332	17.74	9.64	-	-	-

	2,360,647			887,913

Summary of the RSUs activity
Year ended December 31,
2017

Outstanding at beginning of year	-
Granted	94,570
Vested	-
Forfeited	(5,811)
Outstanding as of December 31,	88,759

Schedule of share based compensation expense
	Year ended December 31,
	2015	2016	2017

Cost of products	$219	$311	$419
Cost of services	87	171	210
Research and development	281	217	775
Sales and marketing	537	654	920
General and administrative	1,259	1,640	2,087

Total share-based compensation expense	$2,383	$2,993	$4,411